Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 90.8% of Net Assets

Non-Convertible Bonds — 86.7%
	ABS Car Loan — 4.4%
$521,424	American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.340%, 11/15/2027(a)	$511,480
96,477	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	97,170
500,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	517,932
685,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	650,273
630,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027(a)	610,621
145,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class C, 2.130%, 8/20/2027(a)	133,641
125,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	129,923
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	100,730
985,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	1,028,656
705,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	714,040
100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	94,072
200,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	206,161
100,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	99,774
86,340	Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.020%, 6/12/2028	81,045
260,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	261,614
100,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	102,422
100,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	99,866
335,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.630%, 9/16/2030(a)	330,085
165,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	167,241
220,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	221,007
1,380,000	DT Auto Owner Trust, Series 2021-3A, Class D, 1.310%, 5/17/2027(a)	1,308,331
385,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	392,266
516,052	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	505,535
1,000,000	Exeter Automobile Receivables Trust, Series 2021-3A, Class D, 1.550%, 6/15/2027	951,122
100,000	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.560%, 7/17/2028	97,857
160,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	160,426
335,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	337,510
160,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	162,432
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$680,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	$700,061
215,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	224,321
435,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027(a)	402,246
200,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	203,941
335,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027(a)	324,464
1,382,644	GLS Auto Receivables Issuer Trust, Series 2021-1A, Class D, 1.680%, 1/15/2027(a)	1,353,661
725,000	GLS Auto Receivables Issuer Trust, Series 2021-2A, Class D, 1.420%, 4/15/2027(a)	699,397
255,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	256,789
305,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	314,494
200,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	198,978
215,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	218,257
75,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class C, 5.930%, 6/17/2030(a)	75,484
935,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	902,678
255,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	254,309
455,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	442,536
5,737	JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.174%, 9/25/2028(a)	5,714
34,774	JPMorgan Chase Bank NA, Series 2021-3, Class D, 1.009%, 2/26/2029(a)	33,985
135,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	138,089
75,000	LAD Auto Receivables Trust, Series 2023-4A, Class D, 7.370%, 4/15/2031(a)	77,830
100,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	99,220
100,000	LAD Auto Receivables Trust, Series 2024-1A, Class C, 5.640%, 6/15/2029(a)	99,389
635,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	649,629
100,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.710%, 8/15/2029(a)	103,146
28,212	Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B, 1.833%, 12/15/2031(a)	27,976
100,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	100,783
100,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	103,081
200,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	203,217
640,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	657,092
		18,943,999

Principal Amount (‡)	Description	Value (†)

	ABS Credit Card — 0.2%
$380,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.690%, 11/15/2028(a)	$384,541
385,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.590%, 8/15/2029(a)	389,022
		773,563
	ABS Home Equity — 4.2%
548,192	510 Asset-Backed Trust, Series 2021-NPL1, Class A1, 5.240%, 6/25/2061(a)(b)	540,000
282,249	CIM Trust, Series 2021-NR2, Class A1, 5.568%, 7/25/2059(a)(b)	279,653
210,000	CoreVest American Finance Ltd., Series 2021-1, Class C, 2.800%, 4/15/2053(a)	172,282
300,000	CoreVest American Finance Ltd., Series 2021-2, Class C, 2.478%, 7/15/2054(a)	242,375
150,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	123,045
522,941	CoreVest American Finance Ltd., Series 2021-RTL1, Class A1, 2.239%, 3/28/2029(a)(b)	509,597
510,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	511,972
453,451	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 4.055%, 9/27/2060(a)(b)	443,739
1,109,575	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.052%, 12/27/2060(a)(b)	1,087,967
191,753	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, REMICS, 30 day USD SOFR Average + 2.000%, 7.335%, 4/25/2042(a)(b)	194,614
675,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038(a)	617,632
315,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	287,212
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	186,625
300,000	FirstKey Homes Trust, Series 2022-SFR2, Class D, 4.500%, 7/17/2039(a)	284,590
226,803	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	214,348
850,000	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(b)	850,250
84,796	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	69,278
797,640	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	724,847
413,235	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	375,322
1,215,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	1,084,913
500,574	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.750%, 4/25/2061(a)(b)	491,336
115,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059(a)(b)	98,944
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$580,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	$580,351
565,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	568,331
289,560	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	266,691
705,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038(a)	657,385
240,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	223,189
200,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	184,363
125,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038(a)	115,346
100,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038(a)	92,124
295,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	271,125
100,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038(a)	91,564
380,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	349,765
200,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	183,463
340,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	293,289
100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	84,691
100,000	Progress Residential Trust, Series 2023-SFR2, Class B, 4.500%, 10/17/2040(a)	94,509
418,759	PRPM LLC, Series 2021-3, Class A1, 4.867%, 4/25/2026(a)(b)	413,528
146,143	PRPM LLC, Series 2021-4, Class A1, 4.867%, 4/25/2026(a)(b)	145,788
445,821	PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029(a)(b)	446,849
294,046	RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.021%, 1/25/2029(a)(b)	292,479
293,420	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	287,869
130,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	129,878
240,000	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.000%, 4/25/2056(a)(b)	234,260
495,000	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058(a)(b)	411,895
524,996	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059(a)(b)	490,679
100,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060(a)(b)	84,014
86,193	VCAT LLC, Series 2021-NPL1, Class A1, 5.289%, 12/26/2050(a)(b)	85,754
117,591	VOLT XCII LLC, Series 2021-NPL1, Class A1, 4.893%, 2/27/2051(a)(b)	115,765
375,076	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 4.893%, 2/27/2051(a)(b)	369,528
323,654	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 5.240%, 2/27/2051(a)(b)	320,147

Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$215,261	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 5.116%, 3/27/2051(a)(b)	$213,370
545,705	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 5.240%, 4/25/2051(a)(b)	542,585
		18,031,115
	ABS Other — 4.9%
380,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	384,263
335,000	Affirm Asset Securitization Trust, Series 2024-A, Class B, 5.930%, 2/15/2029(a)	334,363
128,036	Aqua Finance Trust, Series 2019-A, Class C, 4.010%, 7/16/2040(a)	118,369
160,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046(a)	136,107
400,000	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	412,273
195,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	196,116
100,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035(a)	100,608
67,996	Business Jet Securities LLC, Series 2021-1A, Class B, 2.918%, 4/15/2036(a)	63,928
311,142	Business Jet Securities LLC, Series 2024-1A, Class A, 6.197%, 5/15/2039(a)	313,966
636,969	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045(a)	579,294
208,094	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	164,613
692,580	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046(a)	615,386
316,444	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	313,589
115,000	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	117,250
12,875	FREED ABS Trust, Series 2021-2, Class C, 1.940%, 6/19/2028(a)	12,847
269,739	FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028(a)	263,925
1,500,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	1,512,048
1,030,000	Frontier Issuer LLC, Series 2024-1, Class C, 11.160%, 6/20/2054(a)	1,028,109
56,803	Hilton Grand Vacations Trust, Series 2024-1B, Class C, 6.620%, 9/15/2039(a)	57,503
84,345	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	84,183
115,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	116,674
290,250	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	279,640
600,010	JOL Air Ltd., Series 2019-1, Class A, 3.967%, 4/15/2044(a)	561,862
699,570	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	629,795
32,009	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031(a)	31,786
110,000	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	110,681
827,851	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	832,171
250,000	Merchants Fleet Funding LLC, Series 2023-1A, Class D, 8.200%, 5/20/2036(a)	253,996
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$670,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	$672,069
80,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230%, 4/20/2054(a)	80,848
119,541	Mosaic Solar Loans LLC, Series 2024-1A, Class B, 6.250%, 9/20/2049(a)	117,430
35,835	OneMain Financial Issuance Trust, Series 2018-2A, Class A, 3.570%, 3/14/2033(a)	35,751
345,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	293,703
380,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	363,996
250,000	PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	250,061
100,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030(a)	94,765
315,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	319,432
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	101,064
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	100,540
400,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	406,193
147,721	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	139,629
68,016	Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.120%, 5/20/2036(a)	67,847
45,951	Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class C, 3.000%, 8/20/2036(a)	45,557
40,085	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037(a)	38,166
66,189	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	67,119
211,800	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	213,597
1,149,688	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	1,030,493
100,000	SoFi Consumer Loan Program Trust, Series 2021-1, Class D, 2.040%, 9/25/2030(a)	95,760
100,000	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	99,905
590,554	Sunnova Helios X Issuer LLC, Series 2022-C, Class C, 6.000%, 11/22/2049(a)	466,159
528,632	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	509,206
553,375	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046(a)	480,659
372,875	TIF Funding III LLC, Series 2024-1A, Class A, 5.480%, 4/20/2049(a)	370,930
230,000	Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.750%, 10/25/2056(a)(b)	220,005
995,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, SOFR + 1.400%, 6.737%, 11/15/2027(a)(b)	1,002,669
200,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	201,339
773,149	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	697,447
100,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	99,874
1,091,097	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	968,911

Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$1,005,291	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	$1,061,858
600,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	610,755
		20,949,082
	ABS Student Loan — 1.0%
221,427	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	222,916
1,100,000	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	1,102,540
305,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	305,575
190,527	College Avenue Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051(a)	172,197
170,000	College Avenue Student Loans LLC, Series 2023-B, Class C, 7.580%, 6/25/2054(a)	172,313
58,560	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	53,922
177,884	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	157,164
100,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	75,915
170,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	112,800
385,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	274,095
265,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	276,439
230,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	190,444
54,270	SMB Private Education Loan Trust, Series 2016-C, Class A2A, 2.340%, 9/15/2034(a)	53,469
47,301	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	44,453
622,923	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1 mo. USD SOFR + 0.844%, 6.173%, 1/15/2053(a)(b)	619,014
475,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	400,400
169,000	SMB Private Education Loan Trust, Series 2024-A, Class B, 5.880%, 3/15/2056(a)	169,836
		4,403,492
	ABS Whole Business — 1.1%
785,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	811,598
56,400	Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047(a)	53,960
132,650	Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048(a)	127,555
248,750	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	263,279
291,000	Hardee's Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051(a)	249,957
159,600	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	163,357
324,700	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	297,699
48,875	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	45,871
97,750	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	86,402
Principal Amount (‡)	Description	Value (†)

	ABS Whole Business — continued
$1,055,000	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	$1,055,194
1,220,000	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	1,230,502
126,213	Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048(a)	118,657
		4,504,031
	Aerospace & Defense — 2.4%
1,690,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	1,672,255
1,254,000	Boeing Co., 3.625%, 2/01/2031	1,097,533
985,000	Boeing Co., 5.150%, 5/01/2030	945,882
896,000	Boeing Co., 5.705%, 5/01/2040	826,080
2,315,000	Boeing Co., 5.805%, 5/01/2050	2,086,278
55,000	Boeing Co., 5.930%, 5/01/2060	49,173
255,000	Boeing Co., 6.388%, 5/01/2031(a)	259,605
230,000	Boeing Co., 6.528%, 5/01/2034(a)	235,497
590,000	Boeing Co., 6.858%, 5/01/2054(a)	605,441
370,000	Boeing Co., 7.008%, 5/01/2064(a)	378,832
395,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	392,182
155,000	RTX Corp., 2.375%, 3/15/2032	127,043
1,225,000	RTX Corp., 5.150%, 2/27/2033	1,212,277
435,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	440,759
		10,328,837
	Airlines — 0.5%
259,560	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	249,670
825,956	American Airlines Pass-Through Trust, Series 2017-1, Class B, 4.950%, 8/15/2026	817,203
1,075,000	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	1,091,555
		2,158,428
	Automotive — 0.9%
130,000	General Motors Financial Co., Inc., 3.100%, 1/12/2032	109,260
2,270,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030	2,038,607
285,000	General Motors Financial Co., Inc., 6.400%, 1/09/2033	295,788
335,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	341,178
285,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	290,663
510,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	527,266
300,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	310,383
		3,913,145
	Banking — 4.1%
1,510,000	Bank of America Corp., 6.110%, 1/29/2037	1,568,907
762,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	607,366
1,125,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(c)	944,667
980,000	Barclays PLC, (fixed rate to 5/09/2033, variable rate thereafter), 6.224%, 5/09/2034	1,004,138
380,000	CaixaBank SA, (fixed rate to 9/13/2033, variable rate thereafter), 6.840%, 9/13/2034(a)	401,409
685,000	Credit Agricole SA, 3.250%, 1/14/2030(a)	601,204
495,000	Credit Agricole SA, (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033	459,528
2,070,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	2,082,435

Principal Amount (‡)	Description	Value (†)

	Banking — continued
$370,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	$304,335
1,202,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	1,013,437
235,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	221,008
300,000	ING Groep NV, (fixed rate to 9/11/2033, variable rate thereafter), 6.114%, 9/11/2034	309,299
355,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(a)	365,948
645,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	691,453
290,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032(a)	246,370
1,465,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	1,456,465
965,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	989,197
1,320,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(a)	1,306,789
360,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	433,893
900,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	899,082
1,000,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	1,049,830
405,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032(a)	395,798
		17,352,558
	Brokerage — 0.8%
1,185,000	Blue Owl Finance LLC, 6.250%, 4/18/2034(a)	1,188,129
360,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	364,615
1,670,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	1,686,378
		3,239,122
	Building Materials — 1.7%
4,500,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	3,967,473
210,000	Cemex SAB de CV, (fixed rate to 3/14/2028, variable rate thereafter), 9.125%(a)(c)	224,026
1,195,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	1,148,390
213,000	Masco Corp., 6.500%, 8/15/2032	226,611
1,615,000	Owens Corning, 5.700%, 6/15/2034	1,629,864
		7,196,364
	Cable Satellite — 3.6%
375,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031(a)	306,082
3,385,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	2,569,410
50,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	38,561
1,780,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	1,454,826
180,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	109,457
2,625,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	1,555,162
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$230,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	$202,755
1,295,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	808,196
200,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	129,044
2,710,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	986,988
1,750,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	1,329,598
1,020,000	DISH DBS Corp., 5.125%, 6/01/2029	403,931
2,215,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	1,747,175
2,710,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	1,878,879
270,000	DISH DBS Corp., 7.750%, 7/01/2026	167,607
375,000	Time Warner Cable LLC, 4.500%, 9/15/2042	274,463
1,500,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,420,507
		15,382,641
	Chemicals — 0.8%
775,000	Ashland, Inc., 3.375%, 9/01/2031(a)	652,145
200,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030(a)	169,114
705,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050(a)	520,850
230,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	236,344
320,000	Celanese U.S. Holdings LLC, 6.550%, 11/15/2030	334,398
1,245,000	Celanese U.S. Holdings LLC, 6.700%, 11/15/2033	1,308,307
		3,221,158
	Construction Machinery — 1.0%
200,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	195,120
275,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	267,950
200,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	198,480
1,755,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	1,758,313
645,000	John Deere Capital Corp., MTN, 1.250%, 1/10/2025	630,824
1,100,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	1,095,988
		4,146,675
	Consumer Cyclical Services — 1.7%
700,000	Expedia Group, Inc., 2.950%, 3/15/2031	605,179
735,000	Expedia Group, Inc., 3.250%, 2/15/2030	662,516
1,010,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029(a)	912,088
3,385,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	3,225,193
1,420,000	Uber Technologies, Inc., 6.250%, 1/15/2028(a)	1,421,668
390,000	Uber Technologies, Inc., 7.500%, 9/15/2027(a)	397,651
		7,224,295
	Diversified Manufacturing — 0.4%
280,000	Amphenol Corp., 5.250%, 4/05/2034	279,122
120,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	122,677
185,000	Nordson Corp., 5.800%, 9/15/2033	189,793
1,135,000	Veralto Corp., 5.450%, 9/18/2033(a)	1,132,837
		1,724,429
	Electric — 0.6%
1,092,007	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	1,085,463
605,000	Duke Energy Corp., 5.450%, 6/15/2034	597,987
100,000	Enel Finance International NV, 6.800%, 9/15/2037(a)	106,558
880,000	Southern Co., 5.700%, 3/15/2034	894,685
		2,684,693
	Finance Companies — 5.0%
1,845,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	1,585,254
345,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	289,382

Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$190,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.750%, 6/06/2028	$191,982
575,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	594,454
300,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 7.340%, 1/15/2067(a)(b)	190,980
985,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	934,980
245,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	244,930
740,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	753,871
460,000	Aircastle Ltd., Series A, (fixed rate to 6/15/2026, variable rate thereafter), 5.250%(a)(c)	443,505
2,290,000	Ares Capital Corp., 3.200%, 11/15/2031	1,888,523
590,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	601,794
955,000	Aviation Capital Group LLC, 6.375%, 7/15/2030(a)	987,195
810,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	844,148
80,000	Blue Owl Capital Corp., 2.625%, 1/15/2027	73,098
625,000	Blue Owl Capital Corp., 2.875%, 6/11/2028	552,833
1,490,000	Blue Owl Capital Corp., 4.250%, 1/15/2026	1,445,217
65,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	66,100
135,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	138,822
445,000	Nationstar Mortgage Holdings, Inc., 5.000%, 2/01/2026(a)	435,550
775,000	Navient Corp., Series A, MTN, 5.625%, 8/01/2033	618,688
70,000	OneMain Finance Corp., 3.500%, 1/15/2027	65,586
85,000	OneMain Finance Corp., 3.875%, 9/15/2028	76,213
225,000	OneMain Finance Corp., 4.000%, 9/15/2030	193,104
295,000	OneMain Finance Corp., 5.375%, 11/15/2029	276,667
2,135,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	1,993,848
1,345,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	1,220,084
3,345,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	2,915,110
1,080,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	910,104
655,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028(a)	655,363
		21,187,385
	Financial Other — 0.6%
630,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(d)	40,956
205,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(d)	4,783
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(d)	5,000
190,000	Central China Real Estate Ltd., 7.250%, 4/28/2025(d)	4,750
200,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(d)	5,000
200,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025(d)	21,068
200,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(d)	21,228
600,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031(d)	51,018
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$2,510,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	$2,146,154
40,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	37,545
1,285,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(d)	41,762
200,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(d)	6,116
200,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(d)	6,500
1,810,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(d)	58,825
400,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(d)	34,248
400,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(d)	33,276
405,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(d)	18,480
425,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(d)	19,359
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	9,612
98,534	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(a)(e)	12,751
98,653	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(a)(e)	11,412
197,547	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(a)(e)	20,926
296,679	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(a)(e)	30,116
297,038	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(a)(e)	25,991
139,703	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(a)(e)	11,619
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(d)	4,590
400,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)	8,484
400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(d)	22,680
370,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(d)	20,909
225,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(d)	12,938
		2,748,096
	Food & Beverage — 0.4%
350,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.000%, 2/02/2029	312,248
1,230,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	1,046,041
280,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	254,838
		1,613,127
	Gaming — 0.4%
385,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	323,532
1,280,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(a)	1,286,614
30,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	30,639
215,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(a)	222,142
		1,862,927
	Government Owned - No Guarantee — 0.5%
730,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	668,051
805,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	834,060
550,000	Ecopetrol SA, 8.375%, 1/19/2036	540,236

Principal Amount (‡)	Description	Value (†)

	Government Owned - No Guarantee — continued
$200,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029(d)	$13,428
400,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030(d)	26,640
		2,082,415
	Health Insurance — 0.9%
1,770,000	Centene Corp., 2.500%, 3/01/2031	1,452,605
310,000	Centene Corp., 3.000%, 10/15/2030	265,071
365,000	Centene Corp., 3.375%, 2/15/2030	323,979
1,235,000	Centene Corp., 4.625%, 12/15/2029	1,168,094
660,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	571,887
180,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(a)	169,423
		3,951,059
	Healthcare — 0.8%
15,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(a)	15,356
1,050,000	HCA, Inc., 5.500%, 6/01/2033	1,041,406
770,000	HCA, Inc., 5.600%, 4/01/2034	765,357
375,000	Hologic, Inc., 3.250%, 2/15/2029(a)	336,416
200,000	Icon Investments Six DAC, Series 2021-3, 6.000%, 5/08/2034	204,314
575,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(a)	581,508
515,000	Solventum Corp., 5.900%, 4/30/2054(a)	492,268
		3,436,625
	Home Construction — 0.2%
1,010,000	PulteGroup, Inc., 6.375%, 5/15/2033	1,060,894
	Independent Energy — 3.1%
1,385,000	Aker BP ASA, 3.750%, 1/15/2030(a)	1,268,414
185,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	198,361
1,070,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	864,054
4,135,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	4,065,840
740,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	655,640
400,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	338,960
840,000	EQT Corp., 3.625%, 5/15/2031(a)	741,041
330,000	EQT Corp., 7.000%, 2/01/2030	350,205
330,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	308,068
360,000	Leviathan Bond Ltd., 6.750%, 6/30/2030	320,940
175,000	Matador Resources Co., 6.875%, 4/15/2028(a)	177,632
45,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	46,059
65,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	72,898
975,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	1,122,808
1,040,000	Ovintiv, Inc., 6.500%, 8/15/2034	1,087,765
65,000	Ovintiv, Inc., 6.500%, 2/01/2038	66,836
310,000	Ovintiv, Inc., 6.625%, 8/15/2037	322,720
40,000	Ovintiv, Inc., 7.200%, 11/01/2031	43,115
125,000	Ovintiv, Inc., 7.375%, 11/01/2031	136,179
130,000	Southwestern Energy Co., 4.750%, 2/01/2032	119,590
705,000	Var Energi ASA, 8.000%, 11/15/2032(a)	789,216
300,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	310,706
		13,407,047
	Industrial Other — 0.1%
395,000	TopBuild Corp., 4.125%, 2/15/2032(a)	347,843
	Leisure — 1.4%
130,000	Carnival Corp., 4.000%, 8/01/2028(a)	122,085
620,000	Carnival Corp., 5.750%, 3/01/2027(a)	612,512
395,000	Carnival Corp., 6.000%, 5/01/2029(a)	390,189
150,000	Carnival Corp., 7.000%, 8/15/2029(a)	155,488
770,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	761,240
485,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	478,758
Principal Amount (‡)	Description	Value (†)

	Leisure — continued
$750,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	$785,814
280,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	276,510
140,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(a)	135,492
1,705,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	1,683,251
410,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	413,444
		5,814,783
	Life Insurance — 1.7%
434,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	336,742
1,745,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	1,745,578
2,270,000	MetLife, Inc., 9.250%, 4/08/2068(a)	2,628,644
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,487,229
1,165,000	Penn Mutual Life Insurance Co., 6.650%, 6/15/2034(a)	1,208,135
		7,406,328
	Lodging — 0.8%
195,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	192,194
200,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.875%, 7/01/2031(a)	177,052
685,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.000%, 6/01/2029(a)	638,728
520,000	Marriott International, Inc., 5.300%, 5/15/2034	510,553
530,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	486,994
620,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	571,211
815,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	741,695
		3,318,427
	Media Entertainment — 1.6%
150,000	iHeartCommunications, Inc., 4.750%, 1/15/2028(a)	75,978
550,000	iHeartCommunications, Inc., 5.250%, 8/15/2027(a)	292,023
1,510,000	Netflix, Inc., 4.875%, 6/15/2030(a)	1,486,256
200,000	Netflix, Inc., 5.375%, 11/15/2029(a)	201,953
915,000	Netflix, Inc., 5.875%, 11/15/2028	942,741
1,185,000	Netflix, Inc., 6.375%, 5/15/2029	1,248,305
1,600,000	Paramount Global, 4.375%, 3/15/2043	1,060,732
430,000	Paramount Global, 5.850%, 9/01/2043	338,151
1,355,000	Paramount Global, 6.875%, 4/30/2036	1,268,871
		6,915,010
	Metals & Mining — 3.1%
340,000	Anglo American Capital PLC, 5.500%, 5/02/2033(a)	332,836
1,430,000	ArcelorMittal SA, 6.800%, 11/29/2032	1,506,453
2,680,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027(a)	2,618,243
430,000	FMG Resources August 2006 Pty. Ltd., 4.375%, 4/01/2031(a)	384,303
325,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	274,891
2,905,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	2,446,269
1,205,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	1,200,470
1,190,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	1,218,130
3,165,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	3,296,918
200,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	196,577
		13,475,090

Principal Amount (‡)	Description	Value (†)

	Midstream — 2.6%
$455,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	$388,354
1,040,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	945,777
645,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	653,994
530,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	453,994
10,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	9,952
575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	605,144
1,040,000	Energy Transfer LP, 5.000%, 5/15/2044	897,801
1,245,000	Energy Transfer LP, 5.600%, 9/01/2034	1,236,748
435,000	Energy Transfer LP, 6.550%, 12/01/2033	461,003
95,000	EnLink Midstream LLC, 6.500%, 9/01/2030(a)	97,156
550,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	504,850
285,000	Hess Midstream Operations LP, 5.625%, 2/15/2026(a)	282,852
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	109,632
460,000	Targa Resources Corp., 6.125%, 3/15/2033	472,413
395,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	354,789
100,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	95,425
1,575,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	1,413,351
365,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(a)	370,437
170,000	Western Midstream Operating LP, 4.050%, 2/01/2030	158,108
230,000	Western Midstream Operating LP, 5.250%, 2/01/2050	201,594
405,000	Western Midstream Operating LP, 5.300%, 3/01/2048	349,684
80,000	Western Midstream Operating LP, 5.450%, 4/01/2044	72,091
55,000	Western Midstream Operating LP, 5.500%, 8/15/2048	47,807
100,000	Western Midstream Operating LP, 6.150%, 4/01/2033	102,511
845,000	Williams Cos., Inc., 5.150%, 3/15/2034	824,405
		11,109,872
	Natural Gas — 0.1%
245,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	251,060
	Non-Agency Commercial Mortgage-Backed Securities — 1.6%
710,000	Bank, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	577,504
140,600	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030(a)	130,336
740,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 12.199%, 12/15/2038(a)(b)	702,950
570,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 8.561%, 8/15/2039(a)(b)	570,502
285,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 6.811%, 7/15/2029(a)(b)	284,652
79,930	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	76,897
89,913	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(b)	83,619
185,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	155,075
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	$79,036
200,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	152,022
545,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379%, 9/12/2040(a)(b)	555,140
458,436	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 7.694%, 7/15/2038(a)(b)	458,150
295,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033(a)(b)	252,264
315,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.668%, 3/05/2033(a)(b)	250,077
576,495	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.686%, 12/15/2047(a)(b)	530,946
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.686%, 12/15/2047(a)(b)	86,534
149,284	Med Trust, Series 2021-MDLN, Class B, 1 mo. USD SOFR + 1.564%, 6.894%, 11/15/2038(a)(b)	149,050
398,089	Med Trust, Series 2021-MDLN, Class C, 1 mo. USD SOFR + 1.914%, 7.244%, 11/15/2038(a)(b)	397,964
194,069	Med Trust, Series 2021-MDLN, Class D, 1 mo. USD SOFR + 2.114%, 7.444%, 11/15/2038(a)(b)	193,947
91,652	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	83,403
196,482	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.083%, 7/15/2046(b)	180,369
275,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(b)	237,025
420,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.328%, 8/15/2046(b)	367,726
390,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	340,351
		6,895,539
	Other REITs — 0.1%
270,000	EPR Properties, 3.600%, 11/15/2031	225,093
	Pharmaceuticals — 1.8%
1,410,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,055,188
620,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	608,499
610,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	722,691
520,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	641,013
340,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	319,103
2,255,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	1,575,015
1,160,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	1,117,843
695,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	668,568

Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — continued
$645,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	$692,772
460,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	511,455
		7,912,147
	Property & Casualty Insurance — 0.3%
250,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	247,954
1,630,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 16.850%, 1/15/2033(a)(f)	81,500
1,135,000	Stewart Information Services Corp., 3.600%, 11/15/2031	938,330
		1,267,784
	Retailers — 0.7%
300,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029(a)	277,281
1,025,000	Dillard's, Inc., 7.750%, 7/15/2026	1,060,076
290,000	Home Depot, Inc., 4.950%, 6/25/2034	286,977
1,420,000	Lithia Motors, Inc., 3.875%, 6/01/2029(a)	1,276,892
125,000	Lithia Motors, Inc., 4.375%, 1/15/2031(a)	111,280
		3,012,506
	Sovereigns — 4.7%
1,080,000	Chile Government International Bonds, 3.500%, 1/31/2034	935,663
1,060,000	Chile Government International Bonds, 3.500%, 1/25/2050	760,917
680,000	Colombia Government International Bonds, 7.500%, 2/02/2034	680,230
1,230,000	Colombia Government International Bonds, 8.000%, 11/14/2035	1,264,517
1,050,000	Dominican Republic International Bonds, 4.875%, 9/23/2032	939,362
410,000	Dominican Republic International Bonds, 6.600%, 6/01/2036(a)	407,833
610,000	Paraguay Government International Bonds, 6.000%, 2/09/2036(a)	609,738
895,000	Philippines Government International Bonds, 2.650%, 12/10/2045	586,869
735,000	Philippines Government International Bonds, 2.950%, 5/05/2045	508,988
1,000,000	Qatar Government International Bonds, 5.103%, 4/23/2048	973,750
560,000	Republic of Poland Government International Bonds, 5.500%, 4/04/2053	548,915
2,245,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	2,173,205
425,000	Republic of South Africa Government International Bonds, 4.850%, 9/30/2029	388,994
1,030,000	Republic of South Africa Government International Bonds, 5.875%, 4/20/2032	954,480
200,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	164,253
705,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	753,223
860,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	833,693
335,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	345,542
1,458,000	Romania Government International Bonds, 6.375%, 1/30/2034(a)	1,462,243
726,000	Romania Government International Bonds, 7.125%, 1/17/2033	764,491
Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$720,000	Serbia International Bonds, 6.000%, 6/12/2034(a)	$707,983
1,510,000	Turkiye Government International Bonds, 5.875%, 5/21/2030, (EUR)	1,619,237
1,940,000	UAE International Government Bonds, 4.857%, 7/02/2034(a)	1,934,444
		20,318,570
	Technology — 5.6%
395,000	Block, Inc., 3.500%, 6/01/2031	340,749
400,000	Boost Newco Borrower LLC, 7.500%, 1/15/2031(a)	417,061
410,000	Broadcom, Inc., 2.450%, 2/15/2031(a)	345,265
920,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	745,573
915,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	732,721
680,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	586,261
1,030,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	878,069
715,000	Broadcom, Inc., 4.150%, 11/15/2030	675,279
330,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	304,468
2,120,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	1,851,632
850,000	CommScope, Inc., 4.750%, 9/01/2029(a)	589,220
1,295,000	Entegris, Inc., 4.750%, 4/15/2029(a)	1,239,001
90,000	Gartner, Inc., 3.750%, 10/01/2030(a)	80,716
435,000	Global Payments, Inc., 2.900%, 5/15/2030	378,692
530,000	Global Payments, Inc., 2.900%, 11/15/2031	443,780
255,000	Global Payments, Inc., 5.300%, 8/15/2029	253,231
545,000	Global Payments, Inc., 5.400%, 8/15/2032	533,995
1,215,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	1,144,941
275,000	Leidos, Inc., 2.300%, 2/15/2031	226,576
115,000	Leidos, Inc., 4.375%, 5/15/2030	108,717
1,080,000	Leidos, Inc., 5.750%, 3/15/2033	1,089,424
235,000	Marvell Technology, Inc., 5.950%, 9/15/2033	242,719
1,320,000	Micron Technology, Inc., 5.875%, 2/09/2033	1,348,453
3,560,000	Micron Technology, Inc., 5.875%, 9/15/2033	3,643,000
1,195,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	1,184,681
290,000	MSCI, Inc., 3.250%, 8/15/2033(a)	239,578
615,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	564,632
200,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	195,859
70,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	61,012
205,000	SK Hynix, Inc., 6.375%, 1/17/2028(a)	210,921
655,000	TD SYNNEX Corp., 6.100%, 4/12/2034	656,822
995,000	Trimble, Inc., 6.100%, 3/15/2033	1,030,330
685,000	UKG, Inc., 6.875%, 2/01/2031(a)	693,583
810,000	Western Digital Corp., 4.750%, 2/15/2026	793,023
		23,829,984
	Transportation Services — 0.1%
340,000	Rand Parent LLC, 8.500%, 2/15/2030(a)	343,896
	Treasuries — 12.4%
15,575(g )	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2029, (BRL)	2,587,990
34,042,000,000	Indonesia Treasury Bonds, Series 101, 6.875%, 4/15/2029, (IDR)	2,071,375
342,561(h )	Mexico Bonos, Series M, 7.500%, 5/26/2033, (MXN)	1,610,907
4,005,000	New Zealand Government Bonds, Series 433, 3.500%, 4/14/2033, (NZD)	2,238,971
23,935,000	Norway Government Bonds, Series 477, 1.750%, 3/13/2025, (NOK)	2,200,554
31,600,000	Republic of South Africa Government Bonds, Series 2035, 8.875%, 2/28/2035, (ZAR)	1,462,784
2,445,000	U.K. Gilts, 0.250%, 1/31/2025, (GBP)	3,018,044

Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
$9,305,000	U.S. Treasury Bonds, 1.875%, 11/15/2051	$5,401,262
13,215,000	U.S. Treasury Bonds, 3.250%, 5/15/2042(i)	10,989,099
17,155,000	U.S. Treasury Notes, 4.500%, 3/31/2026	17,065,204
4,300,000	U.S. Treasury Notes, 4.875%, 5/31/2026	4,308,734
		52,954,924
	Wireless — 1.8%
1,165,000	American Tower Corp., 5.900%, 11/15/2033	1,192,930
600,000	SoftBank Group Corp., 4.625%, 7/06/2028	556,500
1,305,000	Sprint Capital Corp., 8.750%, 3/15/2032	1,569,670
150,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	132,646
265,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	221,706
715,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	642,367
2,965,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	2,771,761
500,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	514,020
		7,601,600
	Total Non-Convertible Bonds (Identified Cost $397,951,786)	370,527,658

Convertible Bonds — 3.5%
	Airlines — 0.3%
1,230,000	Southwest Airlines Co., 1.250%, 5/01/2025	1,231,230
	Cable Satellite — 0.6%
4,105,000	DISH Network Corp., 3.375%, 8/15/2026	2,545,757
	Consumer Cyclical Services — 0.2%
120,000	Booking Holdings, Inc., 0.750%, 5/01/2025	252,373
325,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028(a)	386,425
		638,798
	Electric — 0.3%
215,000	Evergy, Inc., 4.500%, 12/15/2027(a)	216,720
150,000	NRG Energy, Inc., 2.750%, 6/01/2048	287,625
1,005,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028	961,283
		1,465,628
	Financial Other — 0.0%
118,844	Sunac China Holdings Ltd., 1.000% PIK or 0.000% Cash, 9/30/2032(a)(e)	7,131
	Healthcare — 0.3%
1,630,000	Teladoc Health, Inc., 1.250%, 6/01/2027	1,350,776
	Leisure — 0.4%
775,000	Carnival Corp., 5.750%, 12/01/2027	1,264,025
85,000	Royal Caribbean Cruises Ltd., 6.000%, 8/15/2025	274,168
		1,538,193
	Media Entertainment — 0.2%
210,000	Liberty Media Corp.-Liberty Formula One, 2.250%, 8/15/2027	222,870
540,000	Spotify USA, Inc., Zero Coupon, 5.189%–5.873%, 3/15/2026(j)	513,810
		736,680
	Pharmaceuticals — 0.5%
2,220,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	2,119,474
215,000	Jazz Investments I Ltd., 2.000%, 6/15/2026	206,507
		2,325,981
	Retailers — 0.2%
320,000	Etsy, Inc., 0.125%, 9/01/2027	267,272
760,000	Etsy, Inc., 0.250%, 6/15/2028	597,697
		864,969
Principal Amount (‡)	Description	Value (†)

	Technology — 0.5%
$130,000	Datadog, Inc., 0.125%, 6/15/2025	$188,175
145,000	Nutanix, Inc., 0.250%, 10/01/2027	169,070
445,000	ON Semiconductor Corp., 0.500%, 3/01/2029	426,310
65,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	221,468
240,000	Shift4 Payments, Inc., 0.500%, 8/01/2027	226,680
800,000	Unity Software, Inc., Zero Coupon, 7.084%–8.213%, 11/15/2026(j)	689,200
125,000	Zscaler, Inc., 0.125%, 7/01/2025	167,806
		2,088,709
	Total Convertible Bonds (Identified Cost $17,089,805)	14,793,852

Municipals — 0.6%
	Virginia — 0.6%
3,280,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $3,264,012)	2,774,098
	Total Bonds and Notes (Identified Cost $418,305,603)	388,095,608

Collateralized Loan Obligations — 3.7%
555,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.162%, 8.488%, 4/23/2034(a)(b)	555,289
1,005,000	AIMCO CLO, Series 2017-AA, Class DR, 3 mo. USD SOFR + 3.412%, 8.736%, 4/20/2034(a)(b)	1,008,731
601,116	AIMCO CLO 12 Ltd., Series 2020-12A, Class AR, 3 mo. USD SOFR + 1.170%, 6.487%, 1/17/2032(a)(b)	602,472
1,940,000	AIMCO CLO 14 Ltd., Series 2021-14A, Class D, 3 mo. USD SOFR + 3.162%, 8.486%, 4/20/2034(a)(b)	1,947,157
255,000	Atrium XV, Series 15A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.788%, 7/16/2037(a)(b)	255,000
255,000	Atrium XV, Series 15A, Class D, 3 mo. USD SOFR + 3.262%, 8.588%, 1/23/2031(a)(b)	255,233
370,000	Carlyle U.S. CLO Ltd., Series 2018-4A, Class C, 3 mo. USD SOFR + 3.162%, 8.486%, 1/20/2031(a)(b)	371,039
305,000	CarVal CLO I Ltd., Series 2018-1A, Class D, 3 mo. USD SOFR + 3.152%, 8.479%, 7/16/2031(a)(b)	306,559
503,000	CIFC Funding Ltd., Series 2018-1A, Class D, 3 mo. USD SOFR + 2.912%, 8.239%, 4/18/2031(a)(b)	503,496
1,090,000	Clover CLO LLC, Series 2021-1A, Class D, 3 mo. USD SOFR + 3.212%, 8.536%, 4/22/2034(a)(b)	1,093,821
340,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 9.128%, 4/20/2037(a)(b)	345,611
365,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 8.640%, 4/15/2034(a)(b)	362,434
500,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D1R, 3 mo. USD SOFR + 3.300%, 8.639%, 7/23/2037(a)(b)	500,000
1,930,000	Oaktree CLO Ltd., Series 2019-2A, Class BR, 3 mo. USD SOFR + 2.962%, 8.290%, 4/15/2031(a)(b)	1,932,119

Principal Amount (‡)	Description	Value (†)

$255,000	OCP CLO Ltd., Series 2018-15A, Class C, 3 mo. USD SOFR + 3.212%, 8.536%, 7/20/2031(a)(b)	$255,563
1,835,000	OZLM XXIII Ltd., Series 2019-23A, Class DR, 3 mo. USD SOFR + 4.012%, 9.340%, 4/15/2034(a)(b)	1,836,378
890,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 6.925%, 7/15/2037(a)(b)	889,833
625,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 7.475%, 7/15/2037(a)(b)	631,727
250,000	Recette CLO Ltd., Series 2015-1A, Class DRR, 3 mo. USD SOFR + 3.512%, 8.836%, 4/20/2034(a)(b)	250,181
626,080	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3 mo. USD SOFR + 1.362%, 6.687%, 5/20/2031(a)(b)	626,199
470,000	Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, 3 mo. USD SOFR + 1.422%, 6.739%, 4/17/2034(a)(b)	470,637
575,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3 mo. USD SOFR + 3.162%, 8.486%, 4/20/2034(a)(b)	576,451
410,000	Verde CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD SOFR + 1.362%, 6.690%, 4/15/2032(a)(b)	410,693
	Total Collateralized Loan Obligations (Identified Cost $15,896,715)	15,986,623

Senior Loans — 3.4%
	Aerospace & Defense — 0.1%
99,750	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 2.500%, 7.843%, 2/28/2031(b)(k)	99,950
163,202	TransDigm, Inc., 2024 Term Loan I, 3 mo. USD SOFR + 2.750%, 8.085%, 8/24/2028(b)(k)	163,440
		263,390
	Building Materials — 0.2%
224,321	Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, 3 mo. USD SOFR + 4.000%, 9.330%, 1/29/2031(b)(k)	223,013
443,887	Summit Materials LLC, 2023 Incremental Term Loan B, 3 mo. USD SOFR + 2.500%, 7.799%, 1/12/2029(b)(k)	446,662
		669,675
	Consumer Cyclical Services — 0.1%
479,860	Uber Technologies, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 2.750%, 8.089%, 3/03/2030(b)(k)	481,769
	Diversified Manufacturing — 0.3%
640,000	Resideo Funding, Inc., 2024 M&A Term Loan B, 5/21/2031(l)	638,003
375,000	Resideo Funding, Inc., 2024 M&A Term Loan B, 1 mo. USD SOFR + 2.000%, 7.339%, 5/21/2031(b)(k)	373,830
109,716	Resideo Funding, Inc., 2024 Term Loan B, 2/11/2028(l)	109,716
374,034	Resideo Funding, Inc., 2024 Term Loan B, USD SOFR + 2.000%, 7.338%, 2/11/2028(b)(k)	374,034
		1,495,583
	Financial Other — 0.4%
1,780,901	Trans Union LLC, 2024 Term Loan B8, 6/24/2031(l)	1,776,004
Principal Amount (‡)	Description	Value (†)

	Gaming — 0.0%
$49,875	Light & Wonder International, Inc., 2024 Term Loan, 1 mo. USD SOFR + 2.750%, 8.070%, 4/14/2029(b)(k)	$49,839
49,875	Light & Wonder International, Inc., 2024 Term Loan B2, 4/14/2029(l)	49,840
		99,679
	Healthcare — 0.2%
662,882	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 3.750%, 9.085%, 9/27/2030(b)(k)	661,900
	Leisure — 0.2%
597,188	Carnival Corp., 2024 Term Loan B1, 1 mo. USD SOFR + 2.750%, 8.094%, 10/18/2028(b)(k)	597,934
248,217	Carnival Corp., 2024 Term Loan B2, 1 mo. USD SOFR + 2.750%, 8.094%, 8/08/2027(b)(k)	248,995
240,000	Cedar Fair LP, 2024 Term Loan B, 5/01/2031(l)	239,251
		1,086,180
	Lodging — 1.2%
311,564	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 11/08/2030(l)	311,779
368,109	Hilton Domestic Operating Co., Inc., 2024 Term Loan B4, 11/08/2030(l)	368,363
39,897	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 8/02/2028(l)	39,862
1,758,271	Hilton Grand Vacations Borrower LLC, 2024 1st Lien Term Loan B, 1/17/2031(l)	1,756,952
533,662	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.750%, 8.094%, 1/17/2031(b)(k)	533,262
2,000,000	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 5/24/2030(l)	2,000,280
		5,010,498
	Paper — 0.2%
1,070,000	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 5/23/2031(l)	1,068,663
	Property & Casualty Insurance — 0.2%
318,402	HUB International Ltd., 2024 Term Loan B, 3 mo. USD SOFR + 3.250%, 8.575%, 6/20/2030(b)(k)	318,959
590,000	Truist Insurance Holdings LLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 8.585%, 5/06/2031(b)(k)	590,525
		909,484
	Technology — 0.2%
349,000	GTCR W Merger Sub LLC, 2024 USD Term Loan B, 1/31/2031(l)	348,951
349,000	GTCR W Merger Sub LLC, USD Term Loan B, 3 mo. USD SOFR + 3.000%, 8.335%, 1/31/2031(b)(k)	348,951
		697,902
	Wireless — 0.1%
468,825	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 7.350%, 1/25/2031(b)(k)	469,120
	Total Senior Loans (Identified Cost $14,686,575)	14,689,847

Shares	Description	Value (†)
Common Stocks— 0.6%
	Biotechnology — 0.2%
9,115	BioMarin Pharmaceutical, Inc.(f)	$750,438
	Construction Materials — 0.1%
83,549	Cemex SAB de CV, ADR	533,878
	Media — 0.3%
138,910	Altice USA, Inc., Class A(f)	283,377
34,625	iHeartMedia, Inc., Class A(f)	37,741
85,011	Paramount Global, Class B	883,264
		1,204,382
	Oil, Gas & Consumable Fuels — 0.0%
939	Battalion Oil Corp.(f)	3,136
	Total Common Stocks (Identified Cost $5,455,163)	2,491,834

Preferred Stocks — 0.2%

Convertible Preferred Stocks — 0.2%
	Banking — 0.1%
250	Bank of America Corp., Series L, 7.250%	299,040
2	Wells Fargo & Co., Series L, Class A, 7.500%	2,378
		301,418
	Brokerage — 0.0%
3,484	Apollo Global Management, Inc., 6.750%	228,585
	Midstream — 0.1%
5,110	El Paso Energy Capital Trust I, 4.750%	241,908
	Total Convertible Preferred Stocks (Identified Cost $809,300)	771,911
	Total Preferred Stocks (Identified Cost $809,300)	771,911

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 3.5%
$14,844,365	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $14,848,695 on 7/01/2024 collateralized by $16,264,000 U.S. Treasury Note, 0.750% due 4/30/2026 valued at $15,141,277 including accrued interest(m) (Identified Cost $14,844,365)	$14,844,365
	Total Investments — 102.2% (Identified Cost $469,997,721)	436,880,188
	Other assets less liabilities — (2.2)%	(9,304,439)
	Net Assets — 100.0%	$427,575,749

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the value of Rule 144A holdings amounted to
$202,121,633 or 47.3% of net assets.

(b)
Variable rate security. Rate as of June 30, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)
Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended June 30, 2024, interest payments were made in principal.

(f)	Non-income producing security.
(g)	Amount shown represents units. One unit represents a principal amount of 1,000.
(h)	Amount shown represents units. One unit represents a principal amount of 100.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(k)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 1.00%, to which the spread is added.

(l)	Position is unsettled. Contract rate was not determined at June 30, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-
party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of June 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
ZAR	South African Rand
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At June 30, 2024, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/18/2024	EUR	S	1,063,000	$1,158,171	$1,142,667	$15,504
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At June 30, 2024, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2024	130	$26,469,053	$26,548,438	$79,385
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2024	98	10,368,279	10,444,656	76,377
CBOT U.S. Long Bond Futures	9/19/2024	589	68,778,004	69,686,062	908,058
CBOT Ultra Long Term U.S. Treasury Bond Futures	9/19/2024	150	18,548,899	18,801,563	252,664
Total					$1,316,484

At June 30, 2024, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10-Year U.S. Treasury Notes Futures	9/19/2024	573	$64,432,114	$65,053,406	$(621,292)
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$388,095,608	$ —	$388,095,608
Collateralized Loan Obligations(a)	—	15,986,623	—	15,986,623
Senior Loans(a)	—	14,689,847	—	14,689,847
Common Stocks(a)	2,491,834	—	—	2,491,834
Preferred Stocks(a)	771,911	—	—	771,911
Short-Term Investments	—	14,844,365	—	14,844,365
Total Investments	3,263,745	433,616,443	—	436,880,188
Forward Foreign Currency Contracts (unrealized appreciation)	—	15,504	—	15,504
Futures Contracts (unrealized appreciation)	1,316,484	—	—	1,316,484
Total	$4,580,229	$433,631,947	$ —	$438,212,176

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(621,292)	$ —	$ —	$(621,292)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include forward foreign currency contracts and futures contracts.
The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. As of June 30, 2024, the Fund engaged in forward foreign currency contracts for hedging purposes to gain exposure to foreign currencies.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of June 30, 2024, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2024:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$15,504	$ —	$15,504
Exchange-traded asset derivatives
Interest rate contracts	—	1,316,484	1,316,484
Total asset derivatives	$15,504	$1,316,484	$1,331,988

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(621,292)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
OTC derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of June 30, 2024, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.
Counterparty risk is managed based on policies and procedures established by the Fund's adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund's aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange's clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker's customers, potentially resulting in losses to the Fund.

Industry Summary at June 30, 2024 (Unaudited)
Treasuries	12.4%
Technology	6.3
Finance Companies	5.0
ABS Other	4.9
Sovereigns	4.7
ABS Car Loan	4.4
ABS Home Equity	4.2
Cable Satellite	4.2
Banking	4.2
Independent Energy	3.1
Metals & Mining	3.1
Midstream	2.7
Aerospace & Defense	2.5
Pharmaceuticals	2.3
Consumer Cyclical Services	2.0
Lodging	2.0
Leisure	2.0
Other Investments, less than 2% each	25.0
Collateralized Loan Obligations	3.7
Short-Term Investments	3.5
Total Investments	102.2
Other assets less liabilities (including forward foreign currency and futures contracts)	(2.2)
Net Assets	100.0%

Currency Exposure Summary at June 30, 2024 (Unaudited)
United States Dollar	97.8%
Other, less than 2% each	4.4
Total Investments	102.2
Other assets less liabilities (including forward foreign currency and futures contracts)	(2.2)
Net Assets	100.0%